EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Schedule of earnings per share

	For the three months ended June 30				For the six months ended June 30
	2025		2024		2025		2024
	Basic	Diluted	Basic	Diluted	Basic	Diluted	Basic	Diluted
Net income	$1,256	$1,256	$634	$634	$2,037	$2,037	$1,121	$1,121
Net income attributable to non-controlling interests	(445)	(445)	(264)	(264)	(752)	(752)	(456)	(456)
Net income attributable to equity holders of Barrick Mining Corporation	$811	$811	$370	$370	$1,285	$1,285	$665	$665
Weighted average shares outstanding	1,716	1,716	1,755	1,755	1,721	1,721	1,755	1,755
Basic and diluted earnings per share attributable to the equity holders of Barrick Mining Corporation	$0.47	$0.47	$0.21	$0.21	$0.75	$0.75	$0.38	$0.38